Segment information	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Segment information

10. Segment information

The Group operates in one segment, which is the research and development of innovative women’s reproductive, health and pregnancy therapeutics. The marketing and commercialization of such therapeutics depend, in large part, on the success of the development phase. The Chief Executive Officer of the Company reviews the consolidated statements of operations of the Group on an aggregated basis and manages the operations of the Group as a single operating segment. The Group currently generates no revenue from the sales of therapeutics products, and the Group’s activities are not affected by any significant seasonal effect.

The geographical analysis of non-current assets is as follows:

(in USD ‘000)	June 30, 2019	December 31, 2018
	unaudited	audited
Switzerland	23,612	21,954
USA	903	246

Total non-current assets	24,515	22,200

The geographical analysis of operating expenses is as follows:

unaudited (in USD ’000)	Three-month period ended June 30,		Six-month period ended June 30,
	2019	2018	2019	2018
Switzerland	33,558	17,121	57,811	36,139
USA	1,066	1,074	2,208	2,047

Total operating expenses	34,624	18,195	60,019	38,186